Schedule Of Change In Fair Value Of Pension Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Real Estate
Pension and Other Postretirement Benefits Disclosure [Line Items]
Balance at beginning of year	$ 19,357	$ 17,728
Purchases, sales, settlements, net	441	706
Realized gain		11
Unrealized gain	565	912
Balance at end of year	20,363	19,357
Hedge Funds
Pension and Other Postretirement Benefits Disclosure [Line Items]
Balance at beginning of year	21,764	19,252
Purchases, sales, settlements, net	15,600
Unrealized gain	900	2,512
Balance at end of year	$ 38,264	$ 21,764